UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8031

Seligman Value Fund Series, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 6/30/07

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman

Value Fund Series, Inc.

Large-Cap Value Fund

Smaller-Cap Value Fund

Mid-Year Report

June 30, 2007

A Value Approach to Seeking Long-Term Capital Appreciation

J. & W. SELIGMAN & CO.

INCORPORATED

ESTABLISHED 1864

100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

To The Shareholders

Your mid-year report for the Seligman Value Fund Series, Inc. follows this letter. The report contains the investment results, portfolios of investments, and financial statements for Seligman Large-Cap Value Fund and Seligman Smaller-Cap Value Fund as of June 30, 2007.

For the six months ended June 30, 2007, Seligman Large-Cap Value Fund delivered a total return, based on the net asset value of Class A shares (excluding sales charges), of 11.5%. During the same period, the Fund’s benchmark, the Russell 1000 Value Index, returned 6.2%, and the Fund’s peers, as measured by the Lipper Large-Cap Value Funds Average and the Lipper Multi-Cap Value Funds Average, returned 7.2% and 7.6%, respectively.

Seligman Smaller-Cap Value Fund delivered a total return, based on the net asset value of Class A shares (excluding sales charges), of 11.7% for the six-month period. The Fund’s benchmark, the Russell 2000 Value Index, returned 3.8%, and the Fund’s peers, as measured by the Lipper Small-Cap Core Funds Average and the Lipper Small-Cap Value Funds Average, returned 8.3% and 7.7%, respectively.

A long-term capital gain distribution of $0.946 was paid on July 25, 2007 to Seligman Smaller-Cap Value Fund shareholders of record July 19, 2007.

Thank you for your continued support of the Seligman Value Fund Series. We look forward to providing you with the investment experience, insight, and solutions you need to seek your financial goals for many years to come.

By order of the Board of Directors,

William C. Morris Chairman	Brian T. Zino President

August 17, 2007

Manager J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017 General Counsel Sullivan & Cromwell LLP	Shareholder Service Agent Seligman Data Corp. 100 Park Avenue New York, NY 10017 Mail Inquiries To: P.O. Box 9759 Providence, RI 02940-9759

Important Telephone Numbers

(800)  221-2450  Shareholder Services

(800)  445-1777   Retirement Plan Services

(212)   682-7600 Outside the United States

(800)  622-4597  24-Hour Automated Telephone Access Service

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Value Fund Series, Inc., and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Funds as of the most recent month-end will be made available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. The ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase. Returns for Class C, Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Class I shares have no sales charges, and returns are calculated accordingly.

The stocks of smaller companies, which Seligman Smaller-Cap Value Fund invests in, may be subject to above-average price fluctuations. An investment in the Fund is subject to certain risks, including the possible loss of principal.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Series’ prospectuses or statement of additional information.

Performance and Portfolio Overview

Large-Cap Value Fund

Investment Results

Total Returns

For Periods Ended June 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years		Class C Since Inception 5/27/99	Class I Since Inception 11/30/01	Class R Since Inception 4/30/03
Class A
With Sales Charge	6.21%	16.19%	11.02%	7.55%		n/a	n/a	n/a
Without Sales Charge	11.50	22.00	12.10	8.07		n/a	n/a	n/a
Class B
With CDSC†	6.07	16.15	10.99	n/a		n/a	n/a	n/a
Without CDSC	11.07	21.15	11.25	7.44	ø	n/a	n/a	n/a
Class C
With 1% CDSC	10.07	20.15	n/a	n/a		n/a	n/a	n/a
Without CDSC	11.07	21.15	11.25	n/a		5.26%	n/a	n/a
Class D
With 1% CDSC	10.01	20.09	n/a	n/a		n/a	n/a	n/a
Without CDSC	11.01	21.09	11.25	7.25		n/a	n/a	n/a
Class I	11.75	22.66	12.75	n/a		n/a	8.49%	n/a
Class R
With 1% CDSC	10.27	20.67	n/a	n/a		n/a	n/a	n/a
Without CDSC	11.27	21.67	n/a	n/a		n/a	n/a	19.22%
Benchmarks**
Lipper Large-Cap Value Funds Average	7.15	20.81	11.33	7.69		6.12	8.81	16.44
Lipper Multi-Cap Value Funds Average	7.61	20.53	12.28	8.95		7.79	10.00	17.49
Russell 1000 Value Index	6.23	21.87	13.31	9.87		7.39	11.33	18.57
S&P 500 Index	6.96	20.57	10.70	7.12		3.64	6.97	14.64

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R
6/30/07	$16.09	$15.35	$15.35	$15.33	$16.36	$16.00
12/31/06	14.43	13.82	13.82	13.81	14.64	14.38
6/30/06	13.20	12.67	12.67	12.66	13.42	13.15

See footnotes on page 9.

Performance and Portfolio Overview

Large-Cap Value Fund

Diversification of Net Assets

June 30, 2007

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2007	December 31, 2006
Common Stocks:
Aerospace and Defense	2	$7,708,136	$15,118,700	5.4	6.3
Capital Markets	1	8,340,947	8,288,000	3.0	3.5
Chemicals	3	13,115,097	19,237,800	6.9	7.6
Commercial Banks	1	6,553,491	8,072,750	2.9	3.4
Communications Equipment	2	14,547,924	16,235,400	5.8	6.1
Diversified Financial Services	2	11,355,480	14,601,000	5.3	6.4
Food and Staples Retailing	1	5,291,064	8,192,800	2.9	2.8
Food Products	2	6,788,524	10,693,421	3.8	2.0
Health Care Equipment and Supplies	3	18,418,874	19,123,840	6.9	8.0
Independent Power Producers and Energy Traders	2	10,109,721	13,545,200	4.9	3.2
Industrial Conglomerates	1	6,471,024	8,153,640	2.9	3.0
Insurance	3	17,734,634	24,472,600	8.8	9.8
IT Services	1	11,101,231	11,348,700	4.1	3.3
Machinery	1	4,309,725	7,830,000	2.8	2.3
Multiline Retail	1	2,423,573	7,238,000	2.6	3.2
Oil, Gas and Consumable Fuels	4	18,145,240	34,695,154	12.5	11.0
Pharmaceuticals	1	8,168,381	8,601,000	3.1	3.3
Road and Rail	2	6,677,739	14,572,600	5.2	5.7
Software	1	5,956,420	6,845,000	2.5	—
Specialty Retail	1	7,983,401	7,640,000	2.8	3.0
Thrifts and Mortgage Finance	1	5,229,087	7,248,800	2.6	3.0
Tobacco	1	3,416,950	7,014,000	2.5	3.3
Total Common Stocks	37	199,846,663	278,768,405	100.2	100.2
Other Assets Less Liabilities	—	(651,338)	(651,338)	(0.2)	(0.2)
Net Assets	37	$199,195,325	$278,117,067	100.0	100.0

Performance and Portfolio Overview

Large-Cap Value Fund

Largest Industries

June 30, 2007

Largest Portfolio Holdings#1

June 30, 2007

Security	Value	Percent of Net Assets
Amdocs	$11,348,700	4.1
Juniper Networks	10,571,400	3.8
UnumProvident	10,444,000	3.8
Valero Energy	9,601,800	3.5
Wyeth	8,601,000	3.1
Chevron	8,424,000	3.0
Marathon Oil	8,394,400	3.0
Bank of New York	8,288,000	3.0
Williams Companies	8,274,954	3.0
Costco Wholesale	8,192,800	2.9

Largest Portfolio Changes##

During the Six Months Ended June 30, 2007

Largest Purchases	Largest Sales
Dynegy (Class A)[2]	Honeywell International
BEA Systems[2]	Union Pacific
Amdocs	Baxter International
Kraft Foods (Class A)[2]	Prudential Financial
Juniper Networks
CSX
E. I. du Pont de Nemours
JPMorgan Chase
Praxair
Bank of New York

See footnotes on page 9.

Performance and Portfolio Overview

Smaller-Cap Value Fund

Investment Results

Total Returns

For Periods Ended June 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years		Class C Since Inception 5/27/99	Class I Since Inception 11/30/01	Class R Since Inception 4/30/03
Class A
With Sales Charge	6.41%	21.20%	13.43%	9.74%		n/a	n/a	n/a
Without Sales Charge	11.71	27.24	14.53	10.28		n/a	n/a	n/a
Class B
With CDSC†	6.29	21.31	13.42	n/a		n/a	n/a	n/a
Without CDSC	11.29	26.31	13.66	9.64	ø	n/a	n/a	n/a
Class C
With 1% CDSC	10.29	25.31	n/a	n/a		n/a	n/a	n/a
Without CDSC	11.29	26.31	13.66	n/a		12.57%	n/a	n/a
Class D
With 1% CDSC	10.28	25.38	n/a	n/a		n/a	n/a	n/a
Without CDSC	11.28	26.38	13.67	9.48		n/a	n/a	n/a
Class I	11.99	27.92	15.22	n/a		n/a	14.69%	n/a
Class R
With 1% CDSC	10.58	26.06	n/a	n/a		n/a	n/a	n/a
Without CDSC	11.58	27.06	n/a	n/a		n/a	n/a	20.66%
Benchmarks**
Lipper Small-Cap Core Funds Average	8.30	16.51	13.74	10.18		12.24	13.03	20.54
Lipper Small-Cap Value Funds Average	7.68	17.35	14.30	11.46		13.84	14.88	21.30
Russell 2000 Value Index	3.80	16.05	14.61	12.14		14.09	15.65	22.17

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R
6/30/07	$19.74	$18.14	$18.14	$18.15	$20.45	$19.56
12/31/06	17.67	16.30	16.30	16.31	18.26	17.53
6/30/06	16.86	15.71	15.71	15.71	17.33	16.74

See footnotes on page 9.

Performance and Portfolio Overview

Smaller-Cap Value Fund

Diversification of Net Assets

June 30, 2007

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2007	December 31, 2006
Common Stocks:
Aerospace and Defense	1	$4,863,717	$11,166,600	3.5	2.6
Airlines	1	1,821,662	6,435,300	2.0	2.6
Auto Components	—	—	—	—	1.8
Biotechnology	2	13,741,254	14,077,100	4.4	4.3
Chemicals	2	10,780,375	15,617,500	4.8	7.2
Commercial Banks	1	5,230,768	4,301,600	1.3	1.4
Commercial Services and Supplies	4	15,066,096	27,791,100	8.6	8.8
Communications Equipment	1	5,661,896	8,060,000	2.5	2.3
Computers and Peripherals	1	6,657,580	4,550,700	1.4	1.5
Construction and Engineering	1	4,372,445	9,720,900	3.0	3.4
Containers and Packaging	1	5,086,190	8,050,000	2.5	—
Diversified Consumer Services	1	1,432,116	9,204,000	2.8	2.7
Electrical Equipment	2	8,663,352	11,780,660	3.6	3.0
Electronic Equipment and Instruments	1	1,262,930	8,694,000	2.7	4.1
Energy Equipment and Services	2	4,351,813	14,879,000	4.6	4.9
Food and Staples Retailing	1	5,723,471	8,308,800	2.6	2.5
Food Products	—	—	—	—	2.3
Health Care Equipment and Supplies	1	5,616,612	5,719,000	1.8	—
Health Care Providers and Services	2	10,080,530	10,320,300	3.2	3.2
Hotels, Restaurants and Leisure	3	16,521,729	20,079,700	6.2	6.7
Household Durables	—	—	—	—	1.3
Insurance	5	24,141,159	36,576,300	11.3	8.8
IT Services	1	6,607,926	6,839,000	2.1	—
Machinery	1	5,533,638	6,543,600	2.0	4.8
Media	—	—	—	—	3.1
Multiline Retail	1	5,249,440	6,021,000	1.9	1.5
Oil, Gas and Consumable Fuels	—	—	—	—	0.8
Personal Products	1	4,247,887	5,154,500	1.6	—
Pharmaceuticals	1	6,199,736	6,492,900	2.0	—
Real Estate Investment Trusts	1	5,873,616	5,916,619	1.8	—
Semiconductors and Semiconductor Equipment	2	9,818,308	16,694,500	5.2	4.4
Software	2	14,382,232	15,305,900	4.7	2.6
Specialty Retail	3	18,081,150	20,422,550	6.3	6.3
Total Common Stocks	46	227,069,628	324,723,129	100.4	98.9
Short-Term Holding and Other Assets Less Liabilities	1	(1,439,544)	(1,439,544)	(0.4)	1.1
Net Assets	47	$225,630,084	$323,283,585	100.0	100.0

Performance and Portfolio Overview

Smaller-Cap Value Fund

Largest Industries

June 30, 2007

Largest Portfolio Holdings#1

June 30, 2007

Security	Value	Percent of Net Assets
Cubic	$11,166,600	3.5
Shaw Group	9,720,900	3.0
Penn National Gaming	9,614,400	3.0
Sotheby’s Holdings (Class A)	9,204,000	2.8
Cypress Semiconductor	9,083,100	2.8
Trimble Navigation	8,694,000	2.7
Quest Software	8,580,700	2.7
Aspen Insurance Holdings	8,421,000	2.6
Central European Distribution	8,308,800	2.6
Hercules	8,253,000	2.6

See footnotes on page 9.

Performance and Portfolio Overview

Smaller-Cap Value Fund

Largest Portfolio Changes##

During the Six Months Ended June 30, 2007

Largest Purchases	Largest Sales
Aspen Insurance Holdings[2]	Cadmus Communications[3]
Lawson Software[2]	Terex[3]
CACI International (Class A)[2]	Cabot[3]
Par Pharmaceutical[2]	Claire’s Stores[3]
FelCor Lodging Trust[2]	Bunge[3]
PolyMedica[2]	Tenneco[3]
Coldwater Creek[2]	Symbol Technologies[3]
Owens-Illinois[2]	Landry’s Restaurants[3]
Herbalife[2]	Shaw Group
Panera Bread (Class A)[2]	Harman International Industries[3]

*	Returns for periods of less than one year are not annualized.
**	See page 10 for description of benchmark averages and indices.
†	The CDSC is 5% if you sell your shares within one year of purchase and 2% for the five-year period.
ø	Ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase.
#	Excludes short-term holdings.
##	Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
[1]

There can be no assurance that the securities presented have remained or will remain in the Fund’s portfolio. Information regarding the Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

[2]	Position added during the period.
[3]	Position eliminated during the period.

Benchmarks

Averages

Lipper Large-Cap Value Funds Average – This average measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($16.8 billion at June 30, 2007). Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-growth value, compared to the S&P 500 Index.

Lipper Multi-Cap Value Funds Average – This average measures the performance of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($16.8 billion at June 30, 2007). Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year-sales per-share growth value, compared to the S&P SuperComposite 1500 Index.

Lipper Small-Cap Core Funds Average – This average measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($4.1 billion as of June 30, 2007). Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Lipper Small-Cap Value Funds Average – This average measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($4.1 billion as of June 30, 2007). Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Indices

Russell 1000 Value Index – This index measures the performance of those Russell 1000 companies (large-cap value segment of the US equity universe) with lower price-to-book ratios and higher forecasted growth values.

Russell 2000 Value Index – This index measures the performance of those Russell 2000 companies (small-cap value segment of the US equity universe) with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) – This index measures the performance of 500 of the largest US companies based on market capitalization.

Adapted from materials from Lipper Analytical Services, Inc., Russell Investment Group, and Standard & Poor’s.

The averages and indices are unmanaged benchmarks that assume reinvestment of all distributions. The performance of the averages excludes the effect of sales charges and taxes, and the performance of the indices excludes the effect of taxes, fees, and sales charges. Investors cannot invest directly in an average or an index.

Lipper currently classifies Seligman Large-Cap Value Fund as a Multi-Cap Value Fund and Seligman Smaller-Cap Value Fund as a Small-Cap Core Fund.

Understanding and Comparing Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2007 and held for the entire six-month period ended June 30, 2007.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on page 12.)

Understanding and Comparing Your Fund’s Expenses (continued)

			Actual		Hypothetical
Fund	Beginning Account Value 1/1/07	Annualized Expense Ratio*	Ending Account Value 6/30/07	Expenses Paid During Period** 1/1/07 to 6/30/07	Ending Account Value 6/30/07	Expenses Paid During Period** 1/1/07 to 6/30/07
Large-Cap Value Fund
Class A	$1,000.00	1.51%	$1,115.00	$ 7.92	$1,017.31	$ 7.55
Class B	1,000.00	2.27	1,110.70	11.88	1,013.54	11.33
Class C	1,000.00	2.27	1,110.70	11.88	1,013.54	11.33
Class D	1,000.00	2.27	1,110.10	11.88	1,013.54	11.33
Class I	1,000.00	0.96	1,117.50	5.04	1,020.03	4.81
Class R	1,000.00	1.77	1,112.70	9.27	1,016.02	8.85

Smaller-Cap Value Fund
Class A	$1,000.00	1.70%	$1,117.10	$ 8.92	$1,016.36	$ 8.50
Class B	1,000.00	2.45	1,112.90	12.84	1,012.65	12.23
Class C	1,000.00	2.45	1,112.90	12.84	1,012.65	12.23
Class D	1,000.00	2.45	1,112.80	12.83	1,012.65	12.23
Class I	1,000.00	1.16	1,119.90	6.10	1,019.04	5.81
Class R	1,000.00	1.95	1,115.80	10.23	1,015.12	9.74

*	Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Series’ prospectuses for a description of each share class and its fees, expenses and sales charges.
**	Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2007 to June 30, 2007, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolios of Investments (unaudited)

June 30, 2007

Large-Cap Value Fund

	Shares	Value
Common Stocks 100.2%

Aerospace and Defense 5.4%
Honeywell International	130,000	$7,316,400
United Technologies	110,000	7,802,300
		15,118,700

Capital Markets 3.0%
Bank of New York	200,000	8,288,000

Chemicals 6.9%
E. I. du Pont de Nemours	140,000	7,117,600
Praxair	100,000	7,199,000
Rohm and Haas	90,000	4,921,200
		19,237,800

Commercial Banks 2.9%
U.S. Bancorp	245,000	8,072,750

Communications Equipment 5.8%
Juniper Networks*	420,000	10,571,400
Motorola	320,000	5,664,000
		16,235,400

Diversified Financial Services 5.3%
Bank of America	150,000	7,333,500
JPMorgan Chase	150,000	7,267,500
		14,601,000

Food and Staples Retailing 2.9%
Costco Wholesale	140,000	8,192,800

Food Products 3.8%
Kraft Foods (Class A)	94,202	3,320,621
Tyson Foods (Class A)	320,000	7,372,800
		10,693,421

Health Care Equipment and Supplies 6.9%
Baxter International	130,000	7,324,200
Boston Scientific*	350,000	5,369,000
Medtronic	124,000	6,430,640
		19,123,840

Independent Power Producers and Energy Traders 4.9%
AES*	330,000	7,220,400
Dynegy (Class A)*	670,000	6,324,800
		13,545,200

See footnotes on page 17.

Portfolios of Investments (unaudited)

June 30, 2007

Large-Cap Value Fund (continued)

	Shares	Value

Industrial Conglomerates 2.9%
General Electric	213,000	$8,153,640

Insurance 8.8%
Prudential Financial	70,000	6,806,100
Travelers	135,000	7,222,500
UnumProvident	400,000	10,444,000
		24,472,600

IT Services 4.1%
Amdocs*	285,000	11,348,700

Machinery 2.8%
Caterpillar	100,000	7,830,000

Multiline Retail 2.6%
J.C. Penney	100,000	7,238,000

Oil, Gas and Consumable Fuels 12.5%
Chevron	100,000	8,424,000
Marathon Oil	140,000	8,394,400
Valero Energy	130,000	9,601,800
Williams Companies	261,700	8,274,954
		34,695,154

Pharmaceuticals 3.1%
Wyeth	150,000	8,601,000

Road and Rail 5.2%
CSX	170,000	7,663,600
Union Pacific	60,000	6,909,000
		14,572,600

Software 2.5%
BEA Systems*	500,000	6,845,000

Specialty Retail 2.8%
The Gap	400,000	7,640,000

Thrifts and Mortgage Finance 2.6%
Washington Mutual	170,000	7,248,800

Tobacco 2.5%
Altria Group	100,000	7,014,000
Total Investments (Cost $199,846,663) 100.2%		278,768,405
Other Assets Less Liabilities (0.2)%		(651,338)
Net Assets 100.0%		$278,117,067

See footnotes on page 17.

Portfolios of Investments (unaudited)

June 30, 2007

Smaller-Cap Value Fund

	Shares	Value
Common Stocks 100.4%

Aerospace and Defense 3.5%
Cubic	370,000	$11,166,600

Airlines 2.0%
Continental Airlines*	190,000	6,435,300

Biotechnology 4.4%
Keryx Biopharmaceuticals*	630,000	6,155,100
PDL BioPharma*	340,000	7,922,000
		14,077,100

Chemicals 4.8%
Hercules*	420,000	8,253,000
Minerals Technologies	110,000	7,364,500
		15,617,500

Commercial Banks 1.3%
South Financial Group	190,000	4,301,600

Commercial Services and Supplies 8.6%
Brink’s	110,000	6,807,900
Korn/Ferry International*	300,000	7,878,000
School Specialty*	165,000	5,847,600
Waste Connections*	240,000	7,257,600
		27,791,100

Communications Equipment 2.5%
F5 Networks*	100,000	8,060,000

Computers and Peripherals 1.4%
Hypercom*	770,000	4,550,700

Construction and Engineering 3.0%
Shaw Group*	210,000	9,720,900

Containers and Packaging 2.5%
Owens-Illinois*	230,000	8,050,000

Diversified Consumer Services 2.8%
Sotheby’s Holdings (Class A)	200,000	9,204,000

Electrical Equipment 3.6%
EnerSys*	390,200	7,140,660
Thomas & Betts*	80,000	4,640,000
		11,780,660

See footnotes on page 17.

Portfolios of Investments (unaudited)

June 30, 2007

Smaller-Cap Value Fund (continued)

	Shares	Value

Electronic Equipment and Instruments 2.7%
Trimble Navigation*	270,000	$8,694,000

Energy Equipment and Services 4.6%
Hanover Compressor*	320,000	7,632,000
Universal Compression Holdings*	100,000	7,247,000
		14,879,000

Food and Staples Retailing 2.6%
Central European Distribution*	240,000	8,308,800

Health Care Equipment and Supplies 1.8%
PolyMedica	140,000	5,719,000

Health Care Providers and Services 3.2%
HealthSouth*	270,000	4,889,700
WellCare Health Plans*	60,000	5,430,600
		10,320,300

Hotels, Restaurants and Leisure 6.2%
Panera Bread (Class A)*	50,000	2,303,000
Penn National Gaming*	160,000	9,614,400
Ruby Tuesday	310,000	8,162,300
		20,079,700

Insurance 11.3%
Aspen Insurance Holdings	300,000	8,421,000
Endurance Specialty Holdings	180,000	7,207,200
Hanover Insurance Group	140,000	6,830,600
Infinity Property and Casualty	150,000	7,609,500
W.R. Berkley	200,000	6,508,000
		36,576,300

IT Services 2.1%
CACI International (Class A)*	140,000	6,839,000

Machinery 2.0%
Mueller Industries	190,000	6,543,600

Multiline Retail 1.9%
Fred’s	450,000	6,021,000

Personal Products 1.6%
Herbalife	130,000	5,154,500

Pharmaceuticals 2.0%
Par Pharmaceutical*	230,000	6,492,900

See footnotes on page 17.

Portfolios of Investments (unaudited)

June 30, 2007

Smaller-Cap Value Fund (continued)

	Shares or Principal Amount		Value

Real Estate Investment Trusts 1.8%
FelCor Lodging Trust	227,300	shs.	$5,916,619

Semiconductors and Semiconductor Equipment 5.2%
Cypress Semiconductor*	390,000		9,083,100
Varian Semiconductor Equipment Associates*	190,000		7,611,400
			16,694,500

Software 4.7%
Lawson Software*	680,000		6,725,200
Quest Software*	530,000		8,580,700
			15,305,900

Specialty Retail 6.3%
Coldwater Creek*	280,000		6,504,400
Guitar Center*	115,000		6,878,150
Pacific Sunwear of California*	320,000		7,040,000
			20,422,550

Total Common Stocks (Cost $227,069,628)			324,723,129

Repurchase Agreement 0.1%
State Street Bank 4.65%, dated 6/29/2007, maturing 7/2/2007, in the amount of $213,083, collateralized by: $225,000 Federal Home Loan Bank 4.375%, 9/17/2010 with a fair market value of $222,129 (Cost $213,000)	$213,000		213,000

Total Investments (Cost $227,282,628) 100.5%			324,936,129

Other Assets Less Liabilities (0.5)%			(1,652,544)

Net Assets 100.0%			$323,283,585

* Non-income producing security.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

June 30, 2007

	Large-Cap Value Fund	Smaller-Cap Value Fund
Assets:
Investments, at value:
Common stocks	$278,768,405	$324,723,129
Repurchase agreement	—	213,000
Total investments*	278,768,405	324,936,129
Cash	—	143
Receivable for Capital Stock sold	450,945	659,242
Dividends and interest receivable	314,141	55,055
Prepaid registration fees	22,266	23,337
Expenses prepaid to shareholder servicing agent	17,659	20,490
Other	6,623	5,339
Total Assets	279,580,039	325,699,735

Liabilities:
Bank overdraft	151,779	—
Payable for Capital Stock redeemed	921,126	1,617,530
Management fee payable	184,089	267,404
Distribution and service (12b-1) fees payable	124,112	148,715
Payable for securities purchased	—	298,713
Accrued expenses and other	81,866	83,788
Total Liabilities	1,462,972	2,416,150
Net Assets	$278,117,067	$323,283,585

Composition of Net Assets:
Capital Stock, at $0.001 par:
Class A	$9,195	$8,733
Class B	2,128	1,966
Class C	2,464	2,053
Class D	2,597	3,292
Class I	942	577
Class R	278	329
Additional paid-in capital	206,126,061	174,169,892
Accumulated net investment loss (Note 6)	(10,731)	(2,445,118)
Undistributed/accumulated net realized gain (loss) (Note 6)	(6,937,609)	53,888,360
Net unrealized appreciation of investments	78,921,742	97,653,501
Net Assets	$278,117,067	$323,283,585

* Cost of investments	$199,846,663	$227,282,628
See Notes to Financial Statements.
	(Continued on page 19.)

Statements of Assets and Liabilities (unaudited)

(continued)

June 30, 2007

	Large-Cap Value Fund	Smaller-Cap Value Fund
Net Assets:
Class A	$147,952,358	$172,412,399
Class B	32,664,417	35,676,054
Class C	37,814,784	37,242,153
Class D	39,825,355	59,729,129
Class I	15,413,429	11,796,069
Class R	4,446,724	6,427,781

Shares Outstanding:
Class A	9,195,692	8,733,334
Class B	2,127,836	1,966,300
Class C	2,464,244	2,053,087
Class D	2,597,099	3,291,499
Class I	941,957	576,804
Class R	277,900	328,696

Net Asset Value per Share:
Class A	$16.09	$19.74
Class B	$15.35	$18.14
Class C	$15.35	$18.14
Class D	$15.33	$18.15
Class I	$16.36	$20.45
Class R	$16.00	$19.56

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2007

	Large-Cap Value Fund	Smaller-Cap Value Fund
Investment Income:
Dividends	$2,348,971	$655,804
Interest	8,832	38,536
Total Investment Income	2,357,803	694,340

Expenses:
Management fees	1,063,985	1,571,530
Distribution and service (12b-1) fees	722,921	873,937
Shareholder account services	451,099	527,871
Registration	46,891	46,713
Custody and related services	37,936	40,146
Auditing and legal fees	23,947	28,968
Shareholder reports and communications	22,153	26,718
Directors’ fees and expenses	6,300	7,109
Miscellaneous	13,129	16,466
Total Expenses	2,388,361	3,139,458
Net Investment Loss	(30,558)	(2,445,118)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	12,317,474	37,926,672
Net change in unrealized appreciation of investments	16,417,844	(939,843)

Net Gain on Investments	28,735,318	36,986,829
Increase in Net Assets from Operations	$28,704,760	$34,541,711

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Large-Cap Value Fund		Smaller-Cap Value Fund
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Operations:
Net investment income (loss)	$(30,558)	$219,384	$(2,445,118)	$(5,128,836)
Net realized gain on investments	12,317,474	14,670,995	37,926,672	49,589,381
Net change in unrealized appreciation of investments	16,417,844	15,340,366	(939,843)	17,623,822
Increase in Net Assets from Operations	28,704,760	30,230,745	34,541,711	62,084,367

Distributions to Shareholders:
Net investment income:
Class A	—	(113,907)	—	—
Class I	—	(80,830)	—	—
Net realized long-term gain on investments:
Class A	—	—	—	(14,306,957)
Class B	—	—	—	(3,562,580)
Class C	—	—	—	(3,040,853)
Class D	—	—	—	(4,741,716)
Class I	—	—	—	(783,693)
Class R	—	—	—	(353,115)
Decrease in Net Assets from Distributions	—	(194,737)	—	(26,788,914)

Capital Share Transactions:
Net proceeds from sales of shares	16,500,753	49,912,182	17,900,080	50,709,441
Exchanged from associated funds	3,196,872	8,766,150	1,563,440	4,123,676
Investment of dividends	—	169,683	—	—
Investment of gain distributions	—	—	—	22,752,807
Total	19,697,625	58,848,015	19,463,520	77,585,924
Cost of shares repurchased	(28,553,835)	(58,470,827)	(43,188,447)	(121,418,230)
Exchanged into associated funds	(3,974,298)	(8,126,405)	(3,900,025)	(9,755,389)
Total	(32,528,133)	(66,597,232)	(47,088,472)	(131,173,619)
Decrease in Net Assets from Capital Share Transactions	(12,830,508)	(7,749,217)	(27,624,952)	(53,587,695)
Increase (Decrease) in Net Assets	15,874,252	22,286,791	6,916,759	(18,292,242)

Net Assets:
Beginning of period	262,242,815	239,956,024	316,366,826	334,659,068
End of Period*	$278,117,067	$262,242,815	$323,283,585	$316,366,826

* Including undistributed/accumulated net investment income (loss) as follows:	$(10,731)	$19,827	$(2,445,118)	$ —
See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization and Multiple Classes of Shares — Seligman Value Fund Series, Inc. (the “Series”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Series consists of two separate funds: Seligman Large-Cap Value Fund (“Large-Cap Value Fund”) and Seligman Smaller-Cap Value Fund (“Smaller-Cap Value Fund”). Each Fund of the Series offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions made within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of Mutual Funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of a Fund are exchanged for Class B shares of another Seligman registered investment company, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C and Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Prior to June 4, 2007, Class C shares primarily were sold with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase; and shares purchased through certain financial intermediaries were bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase.

Class I shares are offered to certain institutional clients and other investors, as described in the Series’ Class I shares prospectus. Class I shares are sold without any sales charges and are not subject to distribution or service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Series:

a.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked

Notes to Financial Statements (unaudited)

prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

b.	Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

On January 1, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 requires the Funds to recognize in their financial statements the impact of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. The Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended June 30, 2007.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

d.	Repurchase Agreements — The Funds may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

e.	Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2007, distribution and service (12b-1) fees, shareholder account services and registration expenses were class-specific expenses.

f.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

3.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.80% and 1.00% per annum of the average daily net assets of the Large-Cap Value Fund and Smaller-Cap Value Fund, respectively.

For the six months ended June 30, 2007, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of each Fund’s shares and an affiliate of the Manager, received commissions and concessions

Notes to Financial Statements (unaudited)

from sales of Class A and (prior to June 4, 2007) Class C shares. Commissions were also paid to dealers for sales of Class A and Class C shares as follows:

Fund	Commissions and Concessions Retained by Distributor	Class A Dealer Commissions	Class C Dealer Commissions
Large-Cap Value Fund	$4,212	$27,976	$3,254
Smaller-Cap Value Fund	4,635	30,928	3,557

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to each Fund pursuant to its Plan. For the six months ended June 30, 2007, fees incurred by the Large-Cap Value Fund and Smaller-Cap Value Fund under their respective Plans aggregated $170,464 and $206,435, respectively, or 0.24% and 0.25%, respectively, per annum of the average daily net assets of each Fund’s Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C, Class D and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan.

For the six months ended June 30, 2007, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C and Class D, and 0.50% per annum of the average daily net assets of Class R, were as follows:

Fund	Class B	Class C	Class D	Class R
Large-Cap Value Fund	$170,804	$182,175	$191,101	$ 8,377
Smaller-Cap Value Fund	187,383	180,203	286,914	13,002

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service (12b-1) fees pursuant to the Plan. For the six months ended June 30, 2007, the Distributor and Seligman Services, Inc. received distribution and service (12b-1) fees of $5,419 and $7,570 for the Large-Cap Value Fund and Smaller-Cap Value Fund, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the six months ended June 30, 2007, such charges amounted to $7,953 and $8,843 for the Large-Cap Value Fund and Smaller-Cap Value Fund, respectively. The Distributor has sold its rights to third parties to collect any CDSC imposed on redemptions of Class B shares.

For the six months ended June 30, 2007, Seligman Data Corp., which is owned by certain associated investment companies, charged at cost $451,099 and $527,871 to the Large-Cap Value Fund and Smaller-Cap Value Fund, respectively, for shareholder account services in accordance with a methodology approved by the Series’ directors. Class I shares receive more limited shareholder services than each Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of each Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data

Notes to Financial Statements (unaudited)

Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the related Guaranties expire in September 2008 and January 2019, respectively. The obligation of the Series to pay any amount due under the Guaranties is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of June 30, 2007, the Series’ potential obligation under the Guaranties is $1,006,500. As of June 30, 2007, no event has occurred which would result in the Series becoming liable to make any payment under the Guaranties. Each Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of the rent paid by Seligman Data Corp. is charged to each Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Funds or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Series for federal income tax purposes until such amounts are paid. At June 30, 2007, the cost of such fees and earnings/losses accrued thereon is included in directors’ fees and expenses as follows:

Fund	Amount
Large-Cap Value Fund	$726
Smaller-Cap Value Fund	804

4.	Committed Line of Credit — The Series is a participant in a joint $375 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Fund‘s borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2008, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2007, the Series did not borrow from the credit facility.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2007, were as follows:

Fund	Purchases	Sales
Large-Cap Value Fund	$16,644,591	$29,319,649
Smaller-Cap Value Fund	60,134,739	85,447,053

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of a Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

Notes to Financial Statements (unaudited)

The tax basis information presented is based on operating results for the six months ended June 30, 2007, and will vary from the final tax information as of the Series’ year end.

At June 30, 2007, the cost of investments for federal income tax purposes for the Large-Cap Value Fund and the Smaller-Cap Value Fund were $199,983,486 and $227,297,504, respectively. The tax basis cost was greater than the cost for financial reporting purposes for the Large-Cap Value Fund and the Smaller-Cap Value Fund primarily due to the tax deferral of losses on wash sales in the amounts of $136,823 and $14,876, respectively.

The tax basis components of accumulated earnings at June 30, 2007 are presented below. Undistributed ordinary income primarily consists of net investment income and net short-term capital gains.

	Large-Cap Value Fund	Smaller-Cap Value Fund
Gross unrealized appreciation of portfolio securities	$81,425,149	$108,193,586
Gross unrealized depreciation of portfolio securities	(2,640,230)	(10,554,961)
Net unrealized appreciation of portfolio securities	78,784,919	97,638,625
Undistributed ordinary income	—	6,493,487
Capital loss carryforwards	(19,255,083)	—
Current period net realized gains	12,454,297	—
Undistributed net realized gain	—	44,964,631
Total accumulated earnings	$71,984,133	$149,096,743

At December 31, 2006, the Large-Cap Value Fund had net capital loss carryforwards for federal income tax purposes of $19,255,083, expiring in 2011, which are available for offset against future taxable net capital gains. Accordingly, no capital gain distribution is expected to be paid to shareholders of this Fund until net capital gains have been realized in excess of the available capital loss carryforwards.

7.	Capital Share Transactions — The Series has authorized 1,000,000,000 shares for each Fund of $0.001 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

Large-Cap Value Fund

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	498,335	$7,561,201	2,635,347	$34,753,075
Exchanged from associated funds	135,119	2,034,219	317,288	4,240,785
Converted from Class B*	189,416	2,866,474	646,424	8,614,099
Investment of dividends	—	—	6,158	88,853
Total	822,870	12,461,894	3,605,217	47,696,812
Cost of shares repurchased	(915,455)	(13,751,111)	(2,020,376)	(26,975,022)
Exchanged into associated funds	(173,963)	(2,598,474)	(310,624)	(4,134,580)
Total	(1,089,418)	(16,349,585)	(2,331,000)	(31,109,602)
Increase (decrease)	(266,548)	$(3,887,691)	1,274,217	$16,587,210
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	19,140	$274,548	83,009	$1,064,302
Exchanged from associated funds	28,413	415,391	188,514	2,418,461
Total	47,553	689,939	271,523	3,482,763
Cost of shares repurchased	(328,979)	(4,730,425)	(849,953)	(10,931,827)
Exchanged into associated funds	(73,021)	(1,028,584)	(166,337)	(2,130,021)
Converted to Class A*	(198,166)	(2,866,474)	(672,771)	(8,614,099)
Total	(600,166)	(8,625,483)	(1,689,061)	(21,675,947)
Decrease	(552,613)	$(7,935,544)	(1,417,538)	$(18,193,184)

See footnote on page 28.

Notes to Financial Statements (unaudited)

Large-Cap Value Fund (continued)

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	85,022	$1,216,475	189,350	$2,415,575
Exchanged from associated funds	17,511	249,907	76,218	979,054
Total	102,533	1,466,382	265,568	3,394,629
Cost of shares repurchased	(221,814)	(3,208,993)	(707,505)	(9,123,775)
Exchanged into associated funds	(8,619)	(127,313)	(48,249)	(612,328)
Total	(230,433)	(3,336,306)	(755,754)	(9,736,103)
Decrease	(127,900)	$(1,869,924)	(490,186)	$(6,341,474)
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	309,638	$4,462,474	633,286	$8,139,584
Exchanged from associated funds	35,350	494,359	88,613	1,127,126
Total	344,988	4,956,833	721,899	9,266,710
Cost of shares repurchased	(413,820)	(6,000,093)	(711,168)	(9,147,303)
Exchanged into associated funds	(15,415)	(219,882)	(97,147)	(1,243,079)
Total	(429,235)	(6,219,975)	(808,315)	(10,390,382)
Decrease	(84,247)	$(1,263,142)	(86,416)	$(1,123,672)
Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	69,877	$1,064,850	158,983	$2,147,044
Investment of dividends	—	—	5,525	80,830
Total	69,877	1,064,850	164,508	2,227,874
Cost of shares repurchased	(33,512)	(506,121)	(134,963)	(1,831,044)
Increase	36,365	$558,729	29,545	$396,830
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	127,152	$1,921,205	105,041	$1,392,602
Exchanged from associated funds	205	2,996	52	724
Total	127,357	1,924,201	105,093	1,393,326
Cost of shares repurchased	(23,754)	(357,092)	(34,281)	(461,856)
Exchanged into associated funds	(3)	(45)	(485)	(6,397)
Total	(23,757)	(357,137)	(34,766)	(468,253)
Increase	103,600	$1,567,064	70,327	$925,073

Smaller-Cap Value Fund

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	442,907	$8,219,060	1,913,482	$32,644,112
Exchanged from associated funds	58,376	1,080,471	114,741	1,935,507
Converted from Class B*	150,785	2,794,188	574,026	9,704,584
Investment of gain distributions	—	—	666,633	11,142,233
Total	652,068	12,093,719	3,268,882	55,426,436
Cost of shares repurchased	(1,320,370)	(24,376,857)	(4,472,807)	(76,044,451)
Exchanged into associated funds	(123,101)	(2,224,044)	(248,757)	(4,184,253)
Total	(1,443,471)	(26,600,901)	(4,721,564)	(80,228,704)
Decrease	(791,403)	$(14,507,182)	(1,452,682)	$(24,802,268)

See footnote on page 28.

Notes to Financial Statements (unaudited)

Smaller-Cap Value Fund (continued)

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	28,559	$482,921	95,528	$1,509,833
Exchanged from associated funds	8,226	144,465	48,183	768,919
Investment of gain distributions	—	—	208,053	3,210,748
Total	36,785	627,386	351,764	5,489,500
Cost of shares repurchased	(358,764)	(6,111,859)	(860,806)	(13,545,805)
Exchanged into associated funds	(36,287)	(616,640)	(151,878)	(2,366,397)
Converted to Class A*	(163,719)	(2,794,188)	(615,805)	(9,704,584)
Total	(558,770)	(9,522,687)	(1,628,489)	(25,616,786)
Decrease	(521,985)	$(8,895,301)	(1,276,725)	$(20,127,286)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	69,561	$1,176,998	217,473	$3,460,155
Exchanged from associated funds	4,670	79,742	12,008	191,909
Investment of gain distributions	—	—	179,810	2,778,338
Total	74,231	1,256,740	409,291	6,430,402
Cost of shares repurchased	(187,490)	(3,208,055)	(690,524)	(10,826,503)
Exchanged into associated funds	(14,676)	(251,869)	(97,615)	(1,543,791)
Total	(202,166)	(3,459,924)	(788,139)	(12,370,294)
Decrease	(127,935)	$(2,203,184)	(378,848)	$(5,939,892)
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	302,164	$5,135,494	591,414	$9,334,397
Exchanged from associated funds	15,353	258,127	77,833	1,227,341
Investment of gain distributions	—	—	290,446	4,485,979
Total	317,517	5,393,621	959,693	15,047,717
Cost of shares repurchased	(490,375)	(8,353,429)	(1,071,165)	(16,833,503)
Exchanged into associated funds	(48,611)	(801,252)	(105,925)	(1,657,129)
Total	(538,986)	(9,154,681)	(1,177,090)	(18,490,632)
Decrease	(221,469)	$(3,761,060)	(217,397)	$(3,442,915)
Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	39,869	$755,726	86,005	$1,466,907
Investment of gain distributions	—	—	45,452	783,693
Total	39,869	755,726	131,457	2,250,600
Cost of shares repurchased	(21,761)	(401,481)	(136,594)	(2,398,741)
Increase (decrease)	18,108	$354,245	(5,137)	$(148,141)
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	115,330	$2,129,881	137,000	$2,294,037
Exchanged from associated funds	32	635	—	—
Investment of gain distributions	—	—	21,206	351,816
Total	115,362	2,130,516	158,206	2,645,853
Cost of shares repurchased	(40,043)	(736,766)	(104,954)	(1,769,227)
Exchanged into associated funds	(358)	(6,220)	(232)	(3,819)
Total	(40,401)	(742,986)	(105,186)	(1,773,046)
Increase	74,961	$1,387,530	53,020	$872,807

* Automatic conversion of Class B shares to Class A shares approximately eight years after their initial purchase date.

Notes to Financial Statements (unaudited)

8.	Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (the “Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a Fund of Seligman Value Fund Series).

Beginning in February 2004, the Manager was in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager, the Distributor, and Seligman Data Corp. (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intended to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading.

On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (President of the Manager and the Seligman Funds), reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

Notes to Financial Statements (unaudited)

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.

Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

9.	Recently Issued Accounting Pronouncement — In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Series is currently evaluating the impact of the adoption of SFAS No. 157 but believes the impact will be limited to expanded disclosures in the Series’ financial statements.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each of the Fund’s classes for the periods presented. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Large-Cap Value Fund

CLASS A

	Six Months Ended		Year Ended December 31,
	6/30/07		2006	2005		2004		2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$14.43		$12.79	$11.62		$10.07		$7.45	$10.86
Income (Loss) from Investment Operations:
Net investment income	0.02		0.05	0.04		0.06		0.07	0.07
Net realized and unrealized gain (loss) on investments	1.64		1.60	1.13		1.52		2.63	(3.42)
Total from Investment Operations	1.66		1.65	1.17		1.58		2.70	(3.35)
Less Distributions:
Dividends from Net Investment Income	—		(0.01)	—	#	(0.03)		(0.08)	(0.06)
Net Asset Value, End of Period	$16.09		$14.43	$12.79		$11.62		$10.07	$7.45

Total Return	11.50%		12.92%	10.08%		15.69%	øø	36.29%	(30.85)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$147,952		$136,583	$104,699		$86,128		$78,428	$61,769
Ratio of expenses to average net assets	1.51%	†	1.54%	1.61%		1.62%		1.66%	1.61%
Ratio of net investment income to average net assets	0.26%	†	0.40%	0.36%		0.54%		0.89%	0.71%
Portfolio turnover rate	6.20%		30.04%	29.85%		16.73%		19.09%	24.32%

See footnotes on page 42.

Financial Highlights (unaudited)

Large-Cap Value Fund

CLASS B

	Six Months Ended		Year Ended December 31,
	6/30/07		2006	2005	2004		2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$13.82		$12.33	$11.28	$9.83		$7.28	$10.60
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.04)		(0.05)	(0.04)	(0.02)		0.01	(0.01)
Net realized and unrealized gain (loss) on investments	1.57		1.54	1.09	1.47		2.55	(3.31)
Total from Investment Operations	1.53		1.49	1.05	1.45		2.56	(3.32)
Less Distributions:
Dividends from Net Investment Income	—		—	—	—		(0.01)	—
Net Asset Value, End of Period	$15.35		$13.82	$12.33	$11.28		$9.83	$7.28

Total Return	11.07%		12.08%	9.31%	14.75%	øø	35.23%	(31.32)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$32,664		$37,050	$50,508	$58,347		$62,146	$55,420
Ratio of expenses to average net assets	2.27%	†	2.29%	2.36%	2.37%		2.42%	2.39%
Ratio of net investment income (loss) to average net assets	(0.50)%	†	(0.35)%	(0.39)%	(0.20)%		0.13%	(0.07)%
Portfolio turnover rate	6.20%		30.04%	29.85%	16.73%		19.09%	24.32%

See footnotes on page 42.

Financial Highlights (unaudited)

Large-Cap Value Fund

CLASS C

	Six Months Ended		Year Ended December 31,
	6/30/07		2006	2005	2004		2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$13.82		$12.32	$11.28	$9.83		$7.28	$10.60
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.04)		(0.05)	(0.04)	(0.02)		0.01	(0.01)
Net realized and unrealized gain (loss) on investments	1.57		1.55	1.08	1.47		2.55	(3.31)
Total from Investment Operations	1.53		1.50	1.04	1.45		2.56	(3.32)
Less Distributions:
Dividends from Net Investment Income	—		—	—	—		(0.01)	—
Net Asset Value, End of Period	$15.35		$13.82	$12.32	$11.28		$9.83	$7.28

Total Return	11.07%		12.18%	9.22%	14.75%	øø	35.23%	(31.32)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$37,815		$35,820	$37,981	$39,117		$39,764	$38,439
Ratio of expenses to average net assets	2.27%	†	2.29%	2.36%	2.37%		2.42%	2.39%
Ratio of net investment income (loss) to average net assets	(0.50)%	†	(0.35)%	(0.39)%	(0.21)%		0.13%	(0.07)%
Portfolio turnover rate	6.20%		30.04%	29.85%	16.73%		19.09%	24.32%

See footnotes on page 42.

Financial Highlights (unaudited)

Large-Cap Value Fund

CLASS D

	Six Months Ended		Year Ended December 31,
	6/30/07		2006	2005	2004		2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$13.81		$12.31	$11.27	$9.82		$7.27	$10.59
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.04)		(0.05)	(0.04)	(0.02)		0.01	(0.01)
Net realized and unrealized gain (loss) on investments	1.56		1.55	1.08	1.47		2.55	(3.31)
Total from Investment Operations	1.52		1.50	1.04	1.45		2.56	(3.32)
Less Distributions:
Dividends from Net Investment Income	—		—	—	—		(0.01)	—
Net Asset Value, End of Period	$15.33		$13.81	$12.31	$11.27		$9.82	$7.27

Total Return	11.01%		12.09%	9.32%	14.77%	øø	35.28%	(31.35)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$39,825		$37,027	$34,084	$31,797		$26,477	$23,176
Ratio of expenses to average net assets	2.27%	†	2.29%	2.36%	2.37%		2.42%	2.39%
Ratio of net investment income (loss) to average net assets	(0.50)%	†	(0.35)%	(0.39)%	(0.20)%		0.13%	(0.07)%
Portfolio turnover rate	6.20%		30.04%	29.85%	16.73%		19.09%	24.32%

See footnotes on page 42.

Financial Highlights (unaudited)

Large-Cap Value Fund

CLASS I

	Six Months Ended		Year Ended December 31,
	6/30/07		2006	2005		2004		2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$14.64		$12.96	$11.70		$10.13		$7.47	$10.86
Income (Loss) from Investment Operations:
Net investment income	0.06		0.13	0.12		0.12		0.12	0.11
Net realized and unrealized gain (loss) on investments	1.66		1.64	1.14		1.54		2.64	(3.42)
Total from Investment Operations	1.72		1.77	1.26		1.66		2.76	(3.31)
Less Distributions:
Dividends from Net Investment Income	—		(0.09)	—	#	(0.09)		(0.10)	(0.08)
Net Asset Value, End of Period	$16.36		$14.64	$12.96		$11.70		$10.13	$7.47

Total Return	11.75%		13.66%	10.78%		16.37%	øø	37.01%	(30.52)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$15,413		$13,258	$11,357		$10,362		$7,160	$3,568
Ratio of expenses to average net assets	0.96%	†	0.97%	0.97%		0.99%		1.08%	1.08%
Ratio of net investment income to average net assets	0.81%	†	0.97%	1.00%		1.17%		1.46%	1.24%
Portfolio turnover rate	6.20%		30.04%	29.85%		16.73%		19.09%	24.32%
Without expense reimbursement:**
Ratio of expenses to average net assets									1.12%
Ratio of net investment income to average net assets									1.20%

See footnotes on page 42.

Financial Highlights (unaudited)

Large-Cap Value Fund

CLASS R

	Six Months Ended		Year Ended December 31,				4/30/03* to 12/31/03
	6/30/07		2006	2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$14.38		$12.76	$11.62	$10.08		$7.75
Income from Investment Operations:
Net investment income	—	#	0.02	0.01	0.03		0.04
Net realized and unrealized gain on investments	1.62		1.60	1.13	1.51		2.37
Total from Investment Operations	1.62		1.62	1.14	1.54		2.41
Less Distributions:
Dividends from Net Investment Income	—		—	—	—		(0.08)
Net Asset Value, End of Period	$16.00		$14.38	$12.76	$11.62		$10.08

Total Return	11.27%		12.70%	9.81%	15.28%	øø	31.15%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,447		$2,506	$1,326	$731		$2
Ratio of expenses to average net assets	1.77%	†	1.79%	1.86%	1.87%		1.85%	†
Ratio of net investment income to average net assets	—%	†	0.15%	0.11%	0.29%		0.66%	†
Portfolio turnover rate	6.20%		30.04%	29.85%	16.73%		19.09%	ø

See footnotes on page 42.

.

Financial Highlights (unaudited)

Smaller-Cap Value Fund

CLASS A

	Six Months Ended		Year Ended December 31,
	6/30/07		2006	2005	2004		2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$17.67		$15.82	$16.78	$14.30		$9.60	$11.63
Income (Loss) from Investment Operations:
Net investment loss	(0.12)		(0.22)	(0.16)	(0.07)		(0.11)	(0.12)
Net realized and unrealized gain (loss) on investments	2.19		3.51	(0.37)	2.99		4.81	(1.91)
Total from Investment Operations	2.07		3.29	(0.53)	2.92		4.70	(2.03)
Less Distributions:
Distributions from Net Realized Capital Gain	—		(1.44)	(0.43)	(0.44)		—	—
Net Asset Value, End of Period	$19.74		$17.67	$15.82	$16.78		$14.30	$9.60

Total Return	11.71%		21.38%	(3.08)%	20.58%	øø	48.96%	(17.45)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$172,412		$168,326	$173,612	$167,173		$117,200	$68,082
Ratio of expenses to average net assets	1.70%	†	1.74%	1.76%	1.75%		1.81%	1.88%
Ratio of net investment loss to average net assets	(1.26)%	†	(1.27)%	(1.01)%	(0.44)%		(1.14)%	(1.16)%
Portfolio turnover rate	19.01%		35.40%	25.06%	32.70%		26.48%	32.45%

See footnotes on page 42.

Financial Highlights (unaudited)

Smaller-Cap Value Fund

CLASS B

	Six Months Ended		Year Ended December 31,
	6/30/07		2006	2005	2004		2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$16.30		$14.79	$15.84	$13.63		$9.22	$11.26
Income (Loss) from Investment Operations:
Net investment loss	(0.17)		(0.32)	(0.26)	(0.17)		(0.21)	(0.20)
Net realized and unrealized gain (loss) on investments	2.01		3.27	(0.36)	2.82		4.62	(1.84)
Total from Investment Operations	1.84		2.95	(0.62)	2.65		4.41	(2.04)
Less Distributions:
Distributions from Net Realized Capital Gain	—		(1.44)	(0.43)	(0.44)		—	—
Net Asset Value, End of Period	$18.14		$16.30	$14.79	$15.84		$13.63	$9.22

Total Return	11.29%		20.56%	(3.84)%	19.61%	øø	47.83%	(18.12)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$35,676		$40,562	$55,686	$92,034		$86,427	$65,317
Ratio of expenses to average net assets	2.45%	†	2.48%	2.51%	2.50%		2.56%	2.63%
Ratio of net investment loss to average net assets	(2.01)%	†	(2.02)%	(1.76)%	(1.19)%		(1.89)%	(1.91)%
Portfolio turnover rate	19.01%		35.40%	25.06%	32.70%		26.48%	32.45%

See footnotes on page 42.

Financial Highlights (unaudited)

Smaller-Cap Value Fund

CLASS C

	Six Months Ended		Year Ended December 31,
	6/30/07		2006	2005	2004		2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$16.30		$14.80	$15.84	$13.63		$9.22	$11.26
Income (Loss) from Investment Operations:
Net investment loss	(0.17)		(0.32)	(0.26)	(0.17)		(0.19)	(0.20)
Net realized and unrealized gain (loss) on investments	2.01		3.26	(0.35)	2.82		4.60	(1.84)
Total from Investment Operations	1.84		2.94	(0.61)	2.65		4.41	(2.04)
Less Distributions:
Distributions from Net Realized Capital Gain	—		(1.44)	(0.43)	(0.44)		—	—
Net Asset Value, End of Period	$18.14		$16.30	$14.80	$15.84		$13.63	$9.22

Total Return	11.29%		20.48%	(3.78)%	19.61%	øø	47.83%	(18.12)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$37,242		$35,549	$37,876	$44,185		$31,832	$20,316
Ratio of expenses to average net assets	2.45%	†	2.48%	2.51%	2.50%		2.56%	2.63%
Ratio of net investment loss to average net assets	(2.01)%	†	(2.02)%	(1.76)%	(1.19)%		(1.89)%	(1.91)%
Portfolio turnover rate	19.01%		35.40%	25.06%	32.70%		26.48%	32.45%

See footnotes on page 42.

Financial Highlights (unaudited)

Smaller-Cap Value Fund

CLASS D

	Six Months Ended		Year Ended December 31,
	6/30/07		2006	2005	2004		2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$16.31		$14.79	$15.84	$13.63		$9.22	$11.26
Income (Loss) from Investment Operations:
Net investment loss	(0.17)		(0.32)	(0.26)	(0.17)		(0.20)	(0.20)
Net realized and unrealized gain (loss) on investments	2.01		3.28	(0.36)	2.82		4.61	(1.84)
Total from Investment Operations	1.84		2.96	(0.62)	2.65		4.41	(2.04)
Less Distributions:
Distributions from Net Realized Capital Gain	—		(1.44)	(0.43)	(0.44)		—	—
Net Asset Value, End of Period	$18.15		$16.31	$14.79	$15.84		$13.63	$9.22

Total Return	11.28%		20.63%	(3.84)%	19.61%	øø	47.83%	(18.12)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$59,729		$57,281	$55,187	$61,889		$42,763	$30,335
Ratio of expenses to average net assets	2.45%	†	2.48%	2.51%	2.50%		2.56%	2.63%
Ratio of net investment loss to average net assets	(2.01)%	†	(2.02)%	(1.76)%	(1.19)%		(1.89)%	(1.91)%
Portfolio turnover rate	19.01%		35.40%	25.06%	32.70%		26.48%	32.45%

See footnotes on page 42.

Financial Highlights (unaudited)

Smaller-Cap Value Fund

CLASS I

	Six Months Ended		Year Ended December 31,
	6/30/07		2006	2005	2004		2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$18.26		$16.21	$17.09	$14.48		$9.66	$11.63
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.07)		(0.12)	(0.07)	0.02		(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	2.26		3.61	(0.38)	3.03		4.88	(1.91)
Total from Investment Operations	2.19		3.49	(0.45)	3.05		4.82	(1.97)
Less Distributions:
Distributions from Net Realized Capital Gain	—		(1.44)	(0.43)	(0.44)		—	—
Net Asset Value, End of Period	$20.45		$18.26	$16.21	$17.09		$14.48	$9.66

Total Return	11.99%		22.11%	(2.56)%	21.23%	øø	49.90%	(16.94)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$11,796		$10,201	$9,141	$8,976		$6,585	$3,613
Ratio of expenses to average net assets	1.16%	†	1.18%	1.18%	1.19%		1.27%	1.26%
Ratio of net investment income (loss) to average net assets	(0.72)%	†	(0.71)%	(0.43)%	0.12%		(0.60)%	(0.54)%
Portfolio turnover rate	19.01%		35.40%	25.06%	32.70%		26.48%	32.45%
Without expense reimbursement:**
Ratio of expenses to average net assets								1.30%
Ratio of net investment loss to average net assets								(0.58)%

See footnotes on page 42.

Financial Highlights (unaudited)

Smaller-Cap Value Fund

CLASS R

	Six Months Ended		Year Ended December 31,				4/30/03* to 12/31/03
	6/30/07		2006	2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$17.53		$15.72	$16.73	$14.31		$10.27
Income (Loss) from Investment Operations:
Net investment loss	(0.14)		(0.26)	(0.20)	(0.11)		(0.11)
Net realized and unrealized gain (loss) on investments	2.17		3.51	(0.38)	2.97		4.15
Total from Investment Operations	2.03		3.25	(0.58)	2.86		4.04
Less Distributions:
Distributions from Net Realized Capital Gain	—		(1.44)	(0.43)	(0.44)		—
Net Asset Value, End of Period	$19.56		$17.53	$15.72	$16.73		$14.31

Total Return	11.58%		21.27%	(3.39)%	20.15%	øø	39.34%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$6,428		$4,448	$3,156	$1,903		$2
Ratio of expenses to average net assets	1.95%	†	1.99%	2.01%	2.00%		2.03%	†
Ratio of net investment loss to average net assets	(1.51)%	†	(1.52)%	(1.26)%	(0.69)%		(1.38)%	†
Portfolio turnover rate	19.01%		35.40%	25.06%	32.70%		26.48%	ø

*	Commencement of offering of shares.
**	The Manager, at its discretion, reimbursed expenses for certain periods presented.
†	Annualized.
#	Less than + or – $0.01 per share.
ø	Computed at the Fund level for the year ended December 31, 2003.
øø

Excluding the effect of certain payments received from the Manager in 2004, total return would have been as follows: Large-Cap Value Fund Class A, B, C, D, I and R, 15.68%, 14.74%, 14.74%, 14.76%, 16.36%, and 15.27%, respectively; and for Smaller-Cap Value Fund Class A, B, C, D, I and R, 20.57%, 19.60%, 19.60%, 19.60%, 21.22%, and 20.14%, respectively.

See Notes to Financial Statements.

Board of Directors

Maureen Fonseca 3

•	Head of School, The Masters School
•	Trustee, Newark Academy, New York State Association of Independent Schools, and Greens Farms Academy
•	Commissioner, Middle States Association

John R. Galvin 1,3

•	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University
•	Chairman Emeritus, American Council on Germany

John F. Maher 1,3

•	Retired President and Chief Executive Officer of Great Western Financial Corporation and its principal subsidiary, Great Western Bank

Frank A. McPherson 2,3

•	Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation
•

Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum, and Oklahoma City Museum of Art

Betsy S. Michel 2,3

•	Attorney
•	Trustee, The Geraldine R. Dodge Foundation

William C. Morris

•	Chairman and Director, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics Inc.
•	Director, Seligman Data Corp.
•	President and Chief Executive Officer, The Metropolitan Opera Association

Leroy C. Richie 1,3

•	Counsel, Lewis & Munday, P.C.
•	Director, Vibration Control Technologies, LLC
•	Lead Outside Director, Digital Ally Inc. and Infinity, Inc.
•	Director and Chairman, Highland Park Michigan Economic Development Corp.
•	Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2,3

•	Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1,3

•	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
•	Director, CommScope, Inc.

Brian T. Zino

•	Director and President, J. & W. Seligman & Co. Incorporated
•	Director, Seligman Advisors, Inc. and Seligman Services, Inc.
•	Chairman, Seligman Data Corp.

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris	Thomas G. Rose
Chairman	Vice President

Brian T. Zino	Richard S. Rosen
President and Chief Executive Officer	Vice President

Neil T. Eigen	Lawrence P. Vogel
Vice President	Vice President and Treasurer

Eleanor T.M. Hoagland	Frank J. Nasta
Vice President and Chief Compliance Officer	Secretary

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Series will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Series’ Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Series to determine how to vote proxies relating to portfolio securities as well as information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]

These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Series’ prospectuses or statement of additional information.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Value Fund Series, Inc., which contains information about the investment objectives, risks, charges, and expenses of each Fund, each of which should be considered carefully before investing or sending money.

EQVA3 6/07

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN VALUE FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: August 29, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: August 29, 2007

SELIGMAN VALUE FUND SERIES, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.